CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Interest expense	$ 158,537	$ 107,869	$ 228,748	$ 170,688
Amortization of discounts on debt	146,966
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Interest expense	$ 21,781	$ 0